Income Taxes Income Tax Expense by Component (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit) [Abstract]
Federal			$ 110.3	$ 17.9	$ (10.6)
State			8.0	(0.6)	4.3
Foreign			5.1	4.1	2.8
Total current			123.4	21.4	(3.5)
Deferred Income Tax Expense (Benefit) [Abstract]
Domestic			(56.2)	(9.9)	(3.5)
Foreign			(0.1)	(0.3)	(0.8)
Total deferred	(14.1)	(16.6)	(56.3)	(10.2)	(4.3)
Income tax expense (benefit)	$ 16.2	$ 4.2	$ 67.1	$ 11.2	$ (7.8)